Note 38 - Insurance and reinsurance contracts income and expenses - Other operating income and expenses on insurance and reinsurance contracts (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Insurance and Reinsurance Contracts Income and Expenses
Income on insurance and reinsurance contracts (Income Statement)	€ 1,307,000,000	€ 1,547,000,000
Expenses on insurance and reinsurance contracts (Income Statement)	(765,000,000)	(983,000,000)
Total Net Income Arising from Insurance and Reinsurance Contracts	€ 542,000,000	€ 565,000,000